Summary of Significant Accounting Policies - Suppliers Accounted for 10% or More of Research and Development Expenses (Parenthetical) (Details)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Research and Development Expenses | Concentration of Suppliers
Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	10.00%